Non-current and current financial debts - Schedule of financial debts (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Total non-current financial debts	$ 3,986	$ 3,949
Total current financial debts	136	169
Total financial debts	4,122	4,118
Facility B
Disclosure of detailed information about borrowings [line items]
Total non-current financial debts	795	794
Facility C
Disclosure of detailed information about borrowings [line items]
Total non-current financial debts	416	429
Local facilities (Japan)
Disclosure of detailed information about borrowings [line items]
Total non-current financial debts	49	0
Total current financial debts	75	101
Series 2026 notes
Disclosure of detailed information about borrowings [line items]
Total non-current financial debts	496	496
Series 2029 notes
Disclosure of detailed information about borrowings [line items]
Total non-current financial debts	992	992
Series 2030 notes
Disclosure of detailed information about borrowings [line items]
Total non-current financial debts	744	744
Series 2049 notes
Disclosure of detailed information about borrowings [line items]
Total non-current financial debts	494	494
Revolving facility
Disclosure of detailed information about borrowings [line items]
Total non-current financial debts	0	0
Local facilities, all others
Disclosure of detailed information about borrowings [line items]
Total current financial debts	37	49
Other short-term financial debts
Disclosure of detailed information about borrowings [line items]
Total current financial debts	20	12
Derivatives
Disclosure of detailed information about borrowings [line items]
Total current financial debts	$ 4	$ 7